Share based payment (Schedule of nature and scope of share-based payment plans during the period) (Details) - Share	1 Months Ended	12 Months Ended
	Jul. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding period		July 2022
Granted during the year	3,000,000	164,000	0
Bottom of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Estimated lifespan		2 years
Top of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Estimated lifespan		5 years
Stock Options For Senior Management [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding period		J
Granted during the year		750
Stock Options For Senior Management [Member] | Bottom of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Estimated lifespan		2 years
Stock Options For Senior Management [Member] | Top of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Estimated lifespan		5 years
Stock Options For Other Employees [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding period		July 2022
Granted during the year		89,000
Stock Options For Other Employees [Member] | Bottom of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Estimated lifespan		2 years
Stock Options For Other Employees [Member] | Top of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Estimated lifespan		5 years